Financial instruments - Additional information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Payments		$ 20
Contingent consideration	$ 455
Unsettled derivative positions - assets (liabilities), net	(1)		$ (4)
Gains on change in fair value of derivatives	3		3
Losses on change in fair value of derivatives	$ (4)		$ (7)
Minimum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	550,000
Maximum
Disclosure of detailed information about borrowings [line items]
Probability of success, contingent consideration	900,000
Level 3 | Contingent consideration liabilities
Disclosure of detailed information about borrowings [line items]
Payments	$ 15	20
Adjustments for changes in assumptions	$ 0	$ 40